UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06128)

Exact name of registrant as specified in charter:	Putnam Sustainable Leaders Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2019

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments:

Putnam Sustainable Leaders Fund

The fund's portfolio
9/30/18 (Unaudited)

COMMON STOCKS (99.0%)(a)
			Shares	Value

Banks (3.2%)

Bank of America Corp.			2,176,200	$64,110,852

First Republic Bank			474,200	45,523,200

Webster Financial Corp.			689,100	40,629,336

				150,263,388
Beverages (1.2%)

Heineken NV (Netherlands)			589,278	55,254,498

				55,254,498
Biotechnology (1.5%)

Bluebird Bio, Inc.(NON)			41,000	5,986,000

Clovis Oncology, Inc.(NON)			521,200	15,307,644

Vertex Pharmaceuticals, Inc.(NON)			260,400	50,189,496

				71,483,140
Capital markets (5.0%)

BlackRock, Inc.			181,600	85,593,528

Charles Schwab Corp. (The)			885,100	43,502,665

E*Trade Financial Corp.(NON)			1,060,800	55,575,312

MSCI, Inc.			287,300	50,969,893

				235,641,398
Chemicals (7.5%)

Chr Hansen Holding A/S (Denmark)			532,670	54,072,279

Ecolab, Inc.			296,500	46,485,270

Novozymes A/S (Denmark)			3,494,440	191,835,393

Praxair, Inc.			357,600	57,477,048

				349,869,990
Commercial services and supplies (—%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $69) (Private) (Germany)(NON)(F)(RES)			52	45

New Middle East Other Assets GmbH (acquired 8/2/13, cost $29) (Private) (Germany)(NON)(F)(RES)			22	19

				64
Construction materials (0.7%)

Summit Materials, Inc. Class A			1,826,475	33,205,316

				33,205,316
Consumer finance (—%)

Oportun Financial Corp. (acquired 6/23/15, cost $1,831,199) (Private)(NON)(F)(RES)			642,526	1,377,671

				1,377,671
Containers and packaging (1.5%)

Ball Corp.			1,608,500	70,757,915

				70,757,915
Diversified financial services (0.6%)

Challenger, Ltd. (Australia)			3,720,594	30,121,629

				30,121,629
Electric utilities (1.0%)

NextEra Energy, Inc.			283,200	47,464,320

				47,464,320
Equity real estate investment trusts (REITs) (0.8%)

American Tower Corp.(R)			258,500	37,560,050

				37,560,050
Food and staples retail (1.0%)

Walmart, Inc.			511,100	47,997,401

				47,997,401
Food products (3.0%)

Kellogg Co.			642,100	44,959,842

McCormick & Co., Inc. (non-voting shares)(S)			708,900	93,397,575

				138,357,417
Health-care equipment and supplies (9.8%)

Becton Dickinson and Co. (BD)			566,237	147,787,857

Boston Scientific Corp.(NON)			1,379,469	53,109,557

Cooper Cos., Inc. (The)			272,600	75,551,090

Danaher Corp.			1,129,300	122,709,738

Penumbra, Inc.(NON)			388,062	58,092,881

				457,251,123
Hotels, restaurants, and leisure (3.7%)

Chipotle Mexican Grill, Inc.(NON)			141,900	64,496,388

Hilton Worldwide Holdings, Inc.			974,836	78,747,252

Vail Resorts, Inc.			100,400	27,551,768

				170,795,408
Household durables (—%)

HC Brillant Services GmbH (acquired 8/2/13, cost $69) (Private) (Germany)(NON)(F)(RES)			104	91

				91
Independent power and renewable electricity producers (1.3%)

AES Corp.			4,241,200	59,376,800

				59,376,800
Industrial conglomerates (2.3%)

Honeywell International, Inc.			301,900	50,236,160

Roper Technologies, Inc.			193,000	57,168,530

				107,404,690
Insurance (1.4%)

Prudential PLC (United Kingdom)			2,892,994	66,345,982

				66,345,982
Interactive media and services (5.2%)

Alphabet, Inc. Class A(NON)			36,900	44,541,252

Alphabet, Inc. Class C(NON)			165,560	197,590,893

				242,132,145
Internet and direct marketing retail (4.3%)

Amazon.com, Inc.(NON)			100,177	200,654,531

Global Fashion Group SA (acquired 8/2/13, cost $3,488,697) (Private) (Luxembourg)(NON)(F)(RES)			82,353	768,799

				201,423,330
IT Services (8.9%)

Accenture PLC Class A			426,700	72,624,340

DXC Technology Co.			806,300	75,405,176

Okta, Inc.(NON)			1,087,730	76,532,683

Visa, Inc. Class A			1,272,800	191,034,552

				415,596,751
Leisure products (0.5%)

Hasbro, Inc.			226,600	23,820,192

				23,820,192
Life sciences tools and services (1.0%)

Bio-Rad Laboratories, Inc. Class A(NON)			74,700	23,380,353

Mettler-Toledo International, Inc.(NON)			39,000	23,750,220

				47,130,573
Machinery (2.7%)

Fortive Corp.(S)			996,800	83,930,560

KION Group AG (Germany)			267,497	16,441,974

Stanley Black & Decker, Inc.			164,200	24,045,448

				124,417,982
Personal products (3.0%)

Unilever NV ADR (Netherlands)			2,552,200	142,131,472

				142,131,472
Pharmaceuticals (1.1%)

Jazz Pharmaceuticals PLC(NON)			197,467	33,200,127

Medicines Co. (The)(NON)(S)			580,700	17,368,737

				50,568,864
Road and rail (2.6%)

Norfolk Southern Corp.			674,082	121,671,801

				121,671,801
Semiconductors and semiconductor equipment (4.0%)

ASML Holding NV (Netherlands)(S)			316,400	59,489,528

NXP Semiconductors NV(NON)			771,300	65,946,150

ON Semiconductor Corp.(NON)			2,031,600	37,442,388

STMicroelectronics NV (France)(S)			1,426,859	26,168,594

				189,046,660
Software (12.4%)

Adobe Systems, Inc.(NON)			322,800	87,139,860

Microsoft Corp.			2,194,800	251,019,273

RealPage, Inc.(NON)			539,800	35,572,820

Salesforce.com, Inc.(NON)			658,200	104,673,546

ServiceNow, Inc.(NON)			261,500	51,157,245

Talend SA ADR(NON)			687,950	47,977,633

				577,540,377
Specialty retail (4.3%)

Home Depot, Inc. (The)			518,100	107,324,415

Lowe's Cos., Inc.			407,900	46,835,078

TJX Cos., Inc. (The)			427,100	47,843,742

				202,003,235
Technology hardware, storage, and peripherals (2.3%)

Apple, Inc.			478,432	108,001,240

				108,001,240
Textiles, apparel, and luxury goods (1.1%)

adidas AG (Germany)			205,385	50,291,710

				50,291,710

Total common stocks (cost $3,278,723,959)				$4,626,304,623

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $4,999) (Private)(NON)(F)(RES)			1,754	$3,761

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $95,634) (Private)(NON)(F)(RES)			30,360	71,949

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $224,601) (Private)(NON)(F)(RES)			44,126	168,975

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $325,791) (Private)(NON)(F)(RES)			64,006	245,103

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $182,702) (Private)(NON)(F)(RES)			33,279	137,453

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $551,501) (Private)(NON)(F)(RES)			71,810	414,912

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,546,855) (Private)(NON)(F)(RES)			542,756	1,163,750

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $1,955,989) (Private)(NON)(F)(RES)			686,312	1,471,555

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $5,967,941) (Private)(NON)(F)(RES)			2,096,000	4,489,632

UNEXT.com, LLC $0.00 cv. pfd. (acquired 4/14/00, cost $10,451,238) (Private)(NON)(F)(RES)			125,000	—

Total convertible preferred stocks (cost $21,307,251)				$8,167,090

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 1.50%, 12/31/18(i)			$261,000	$261,491

Total U.S. treasury obligations (cost $261,491)				$261,491

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Neuralstem, Inc. Ser. K, (acquired 4/20/17, cost $—)(RES)	1/9/22	$42.00	55,497	$—

Total warrants (cost $—)				$—

SHORT-TERM INVESTMENTS (4.7%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 2.25%(AFF)		Shares	201,866,575	$201,866,575

Putnam Short Term Investment Fund 2.24%(AFF)		Shares	14,253,286	14,253,286

U.S. Treasury Bills 2.022%, 10/18/18(SEGSF)			$1,395,000	1,393,638

U.S. Treasury Bills 1.950%, 10/11/18			$334,000	333,810

Total short-term investments (cost $217,847,371)				$217,847,309

TOTAL INVESTMENTS

Total investments (cost $3,518,140,072)				$4,852,580,513

FORWARD CURRENCY CONTRACTS at 9/30/18 (aggregate face value $186,184,651) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	British Pound	Sell	12/19/18	$18,352,596	$18,270,498	$(82,098)
Goldman Sachs International
	Australian Dollar	Sell	10/17/18	12,632,683	12,901,554	268,871
JPMorgan Chase Bank N.A.
	Euro	Sell	12/19/18	79,870,916	80,091,992	221,076
State Street Bank and Trust Co.
	Australian Dollar	Sell	10/17/18	15,089,242	15,388,187	298,945
	Euro	Sell	12/19/18	19,660,255	19,715,614	55,359
UBS AG
	Euro	Sell	12/19/18	39,715,984	39,816,806	100,822

Unrealized appreciation						945,073

Unrealized (depreciation)						(82,098)

Total						$862,975

* The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2018 through September 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $4,670,773,890.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $10,313,715, or 0.2% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/18

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$115,450,970	$293,737,363	$207,321,758	$462,968	$201,866,575
	Putnam Short Term Investment Fund**	183,909,276	125,672,935	295,328,925	549,608	14,253,286

	Total Short-term investments	$299,360,246	$419,410,298	$502,650,683	$1,012,576	$216,119,861
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $201,866,575, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $197,667,414.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $550,339.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $91,131 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $215,458 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $82,098 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $550,339 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$242,132,145	$—	$—
Consumer discretionary	647,565,076	—	768,890
Consumer staples	383,740,788	—	—
Financials	482,372,397	—	1,377,671
Health care	626,433,700	—	—
Industrials	353,494,473	—	64
Information technology	1,290,185,028	—	—
Materials	453,833,221	—	—
Real estate	37,560,050	—	—
Utilities	106,841,120	—	—
Total common stocks	4,624,157,998	—	2,146,625
Convertible preferred stocks	—	—	8,167,090
U.S. treasury obligations	—	261,491	—
Warrants	—	—	—
Short-term investments	14,253,286	203,594,023	—

Totals by level	$4,638,411,284	$203,855,514	$10,313,715

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$862,975	$—

Totals by level	$—	$862,975	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$945,073	$82,098
Equity contracts	—	—

Total	$945,073	$82,098

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$209,700,000
Warrants (number of warrants)		55,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Sustainable Leaders Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2018